Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	AQUILA FUNDS TRUST
Central Index Key	0000707800
Amendment Flag	false
Document Creation Date	Mar. 31, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Apr. 03, 2017